Financing Receivables - Transfer of Financing Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans and Leases Receivable Disclosure [Line Items]
Net investment in lease transferred	$ 15	$ 819
Financing receivable transferred net gain loss	(62)
Loan receivables
Loans and Leases Receivable Disclosure [Line Items]
Financing receivables transferred	2	2,224
Client Financing Receivables
Loans and Leases Receivable Disclosure [Line Items]
Financing receivables and net investment in lease transferred	17	3,043
Commercial financing receivables
Loans and Leases Receivable Disclosure [Line Items]
Financing receivables transferred	9,029	7,359
Financing receivables transferred and uncollected	$ 1,561	$ 1,653